Transactions (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Depreciation	€ 3,640
Right-of-use assets	9,054	€ 10,996	[1]	€ 10,586
Non-executive directors of the group [member]
Disclosure of transactions between related parties [line items]
Sale of goods to	0	0		0
Purchases from	122	85		128
Depreciation	0	0		0
Interest expense	0	28		37
Right-of-use assets	0	0		0
Receivables	0	0		0
Lease liabilities	0	0		0
Other liabilities	58	0		1,053
Shareholders of the group [member]
Disclosure of transactions between related parties [line items]
Sale of goods to	0	0		0
Purchases from	30	2		113
Depreciation	0	0		0
Interest expense	6	7		9
Right-of-use assets	0	0		0
Receivables	77	29		0
Lease liabilities	0	0		0
Other liabilities	60	158		131
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Sale of goods to	0	419		1,431
Purchases from	0	0		0
Depreciation	0	0		0
Interest expense	0	0		0
Right-of-use assets	0	0		0
Receivables	0	0		1,279
Lease liabilities	0	0		0
Other liabilities	0	0		0
Non-controlling interests [member]
Disclosure of transactions between related parties [line items]
Sale of goods to	0	0		0
Purchases from	0	0		0
Depreciation	0	0		26
Interest expense	0	0		9
Right-of-use assets	0	0		617
Receivables	0	0		0
Lease liabilities	0	0		652
Other liabilities	€ 0	€ 0		€ 0

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.